DEFERRED REVENUE	12 Months Ended
Dec. 31, 2014
DEFERRED REVENUE
DEFERRED REVENUE

13. DEFERRED REVENUE

        Cash received in advance on contracts is deferred and recognized when the services are rendered. The deferred revenue is primarily related to advances received from customers relating to brokerage commissions and initial franchise fees received from franchisees. The deferred revenue as of December 31, 2013 and 2014 were RMB19.9 million and RMB7.8 million, respectively.